Document Information	Sep. 10, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Entity Incorporation, State or Country Code	X1
Entity File Number	001-12307
Entity Tax Identification Number	87-0189025
Entity Address, Address Line One	One South Main,
Entity Address, City or Town	Salt Lake City,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84133
City Area Code	(801)
Local Phone Number	844-7637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000109380
Common Stock [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Warrant [Member] | NASDAQ - ALL MARKETS [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock (expiring May 22, 2020)
Trading Symbol	ZIONW
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants to Purchase Common Stock (expiring May 22, 2020)
Trading Symbol	ZIONW
Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/A
Security Exchange Name	NYSE
Title of 12(b) Security	Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/A
Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/G
Security Exchange Name	NYSE
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/G
Series H 5.75% Non-Cumulative Perpetual Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Series H 5.75% Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/H
Security Exchange Name	NYSE
Title of 12(b) Security	Series H 5.75% Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZB/H
Fixed-to-Floating 6.95% Rate Subordinated Notes Due September 14, 2028 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZBK
Security Exchange Name	NYSE
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZBK